Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock		Additional paid-in capital	Accumulated deficits	Accumulated other comprehensive loss	Total
Balance at Mar. 31, 2023		$ 913,785		$ 35,588,214	$ (21,613,133)	$ (197,571)	$ 14,691,295
Balance (in Shares) at Mar. 31, 2023	[1]	381
Net loss					(3,098,532)		(3,098,532)
Share issuance due to reverse-split round up
Share issuance due to reverse-split round up (in Shares)	[1]	36
Shares issued as employee incentives		$ 370,632		(18,532)			352,100
Shares issued as employee incentives (in Shares)	[1]	154
Issuance of shares for convertible notes		$ 3,067,873		(254,066)			2,813,807
Issuance of shares for convertible notes (in Shares)	[1]	1,278
Elimination of par value		$ 35,315,616		(35,315,616)
Foreign currency translations						(828,224)	(828,224)
Balance at Mar. 31, 2024		$ 39,667,906			(24,711,665)	(1,025,795)	13,930,446
Balance (in Shares) at Mar. 31, 2024	[1]	1,849
Net loss					(3,303,652)		(3,303,652)
Share issuance due to reverse-split round up
Share issuance due to reverse-split round up (in Shares)	[1]	268
Issuance of shares for convertible notes		$ 2,102,704					2,102,704
Issuance of shares for convertible notes (in Shares)	[1]	2,972
Foreign currency translations						(49,727)	(49,727)
Shares issued under shares purchase agreements		$ 2,759,991					2,759,991
Shares issued under shares purchase agreements (in Shares)	[1]	86,667
Balance at Mar. 31, 2025		$ 44,530,601			(28,015,317)	(1,075,522)	$ 15,439,762
Balance (in Shares) at Mar. 31, 2025		91,756	[1]				91,756	[2]
Net loss					(6,205,085)		$ (6,205,085)
Share issuance due to reverse-split round up
Share issuance due to reverse-split round up (in Shares)	[1]	118
Shares issued as employee incentives		$ 5,305,739					5,305,739
Shares issued as employee incentives (in Shares)	[1]	13,763
Foreign currency translations						877,644	877,644
Shares issued under shares purchase agreements							5,179,382
Shares issued under shares purchase agreements (in Shares)	[1]	668,000
Issuance of shares and pre-funded warrants		$ 9,109,980					9,109,980
Issuance of shares and pre-funded warrants (in Shares)	[1]	184,444
Balance at Mar. 31, 2026	[1]	$ 64,125,702		$ 0	$ (34,220,402)	$ (197,878)	$ 29,707,422
Balance (in Shares) at Mar. 31, 2026	[1]	958,081

[1]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.
[2]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.